Subsequent Event	12 Months Ended
Dec. 31, 2015
Notes
Subsequent Event

NOTE 8 - SUBSEQUENT EVENT

During the first quarter of 2016 through February 22, 2016, Mr. Clark loaned the Company $2,950. The loan is due on June 30, 2017, is non-interest bearing and has no collateral.